Leases (Tables)	9 Months Ended
Sep. 30, 2017
Leases [Abstract]
Capital Lease Obligations	Capital Lease Obligations

As at
September 30, 2017
$
Total obligations related to capital leases	150,956
Less: current portion	(7,098)
Long-term obligations related to capital leases	143,858

Schedule of Future Minimum Lease Payments for Capital Leases
As at September 30, 2017, the remaining commitments under the four capital leases for Suezmax tankers was approximately $222.8 million, including imputed interest of $71.8 million, repayable from 2017 through 2029, as indicated below:

Year	Commitment
Remaining 2017	$4,098
2018	$16,257
2019	$16,257
2020	$16,302
2021	$16,257
Thereafter	$153,666